Intangible Assets and Goodwill - Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Rights to electrical capacity [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total	$ 22,429
Goodwill [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total	35,818
Tydal Data Center AS [Member] | Rights to electrical capacity [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total	14,285
Tydal Data Center AS [Member] | Goodwill [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total	4,389
Troll Housing AS [Member] | Rights to electrical capacity [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total	8,144
Troll Housing AS [Member] | Goodwill [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total	10,062
FreeChain [Member] | Rights to electrical capacity [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total
FreeChain [Member] | Goodwill [Member]
Schedule of Useful Life Intangible Assets and Goodwill Allocated for Impairment [Line Items]
Total	$ 21,367